Information on geographical areas - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 04, 2022
Disclosure of income taxes [line items]
Effective tax rate	27.50%	29.60%	27.50%
Weighted average statutory tax rate	22.70%	27.50%	24.70%
Expenses not deductible for tax purposes	€ 398	€ 403	€ 201
Tax refund	2,700	1,474	1,873
Credit exposure	931,552	938,061
Result before taxation	6,037	17,358	8,385
Pro Forma
Disclosure of income taxes [line items]
Increase in effective tax, Pillar II	€ 4
Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Impairment of Goodwill
Disclosure of income taxes [line items]
Tax impact of other items		32
Impairment of TTB
Disclosure of income taxes [line items]
Tax impact of other items		€ 165
Impairment on deferred tax assets
Disclosure of income taxes [line items]
Tax impact of other items			€ 26
Switzerland
Disclosure of income taxes [line items]
Credit exposure	€ 11,200
Switzerland | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Ireland | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Bulgaria | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
United Arab Emirates | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Netherlands
Disclosure of income taxes [line items]
Effective tax rate	32.00%	29.00%	31.00%
Weighted average statutory tax rate	25.80%	25.80%	25.00%
Credit exposure	€ 213,486	€ 218,548
Netherlands | Dutch bank tax
Disclosure of income taxes [line items]
Expenses not deductible for tax purposes	189	179	€ 260
Russia
Disclosure of income taxes [line items]
Credit exposure	4,700	300		€ 6,700
Credit exposure recognized		500
Result before taxation		128
Foreign exchange gain		80
Countries other than Russia
Disclosure of income taxes [line items]
Credit exposure				€ 2,500
Austria
Disclosure of income taxes [line items]
Tax impact of other items	(10)
Spain
Disclosure of income taxes [line items]
Tax refund	(43)
Credit exposure	€ 38,240	€ 36,237
Singapore | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%